PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses, Deposits and Other Current Assets

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Prepaid rental	93,975	91,787
Rental deposits	461	695
Prepayments for purchases of merchandise	2,532	14,486
Advances to employees	2,528	2,021
Deferred tax charge on unrealized profits on inter-company sales	7,200	11,437
Store consumables and supplies	9,724	9,929
Accrued interest income	1,381	10,905
Other prepaid expenses and deposits	5,030	5,992

	122,831	147,252